Offerings	Mar. 27, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share ("Common Stock")
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Pursuant to Rule 416 under the Securities Act, this Registration Statement on Form S-1 shall also cover an indeterminable number of additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-funded warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (3) The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $5,000,000. (4) No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying pre-funded warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (3) The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $5,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (4) No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying warrants
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Placement agent warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (4) No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act. (5) Represents warrants issuable to the placement agent, or its designees, to purchase a number of shares of Common Stock equal to 7.0% of the aggregate number of shares of Common Stock and/or pre-funded warrants being offered in this offering, at an exercise price equal to 125% of the combined public offering price per share of Common Stock and accompanying warrant.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying placement agent warrants
Maximum Aggregate Offering Price	$ 437,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 60.42
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (5) Represents warrants issuable to the placement agent, or its designees, to purchase a number of shares of Common Stock equal to 7.0% of the aggregate number of shares of Common Stock and/or pre-funded warrants being offered in this offering, at an exercise price equal to 125% of the combined public offering price per share of Common Stock and accompanying warrant.